Long-term debt - Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	$ 2,141,801	$ 2,151,513
Other limited recourse debt facilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	156,141	168,139
Unsecured notes
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	1,985,660	$ 1,983,374
Carrying amount
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	2,158,596
Carrying amount | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	315,367
Carrying amount | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	13,660
Carrying amount | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	13,796
Carrying amount | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	715,173
Carrying amount | 2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	16,026
Carrying amount | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	1,084,574
Carrying amount | Other limited recourse debt facilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	158,596
Carrying amount | Other limited recourse debt facilities | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	15,367
Carrying amount | Other limited recourse debt facilities | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	13,660
Carrying amount | Other limited recourse debt facilities | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	13,796
Carrying amount | Other limited recourse debt facilities | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	15,173
Carrying amount | Other limited recourse debt facilities | 2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	16,026
Carrying amount | Other limited recourse debt facilities | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	84,574
Carrying amount | Unsecured notes
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	2,000,000
Carrying amount | Unsecured notes | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	300,000
Carrying amount | Unsecured notes | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Carrying amount | Unsecured notes | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Carrying amount | Unsecured notes | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	700,000
Carrying amount | Unsecured notes | 2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Carrying amount | Unsecured notes | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	$ 1,000,000